CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 164,492	$ 168,812
Cost of revenue	143,887	149,895
GROSS PROFIT	20,605	18,917
Operating expenses:
Research and development	1,969	2,134
Selling, general and administrative	16,327	15,963
Total operating expenses	18,296	18,097
OPERATING INCOME	2,309	820
Equity income from investment in affiliate	45
Other expense, net	2,049	1,572
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	305	(752)
Income tax expense	962	779
LOSS FROM CONTINUING OPERATIONS	657	1,531
Loss from discontinued operations		257
NET LOSS	657	1,788
Less: Net loss attributable to non-controlling interests		123
NET LOSS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ 657	$ 1,665
LOSS PER SHARE - BASIC AND DILUTED
Continuing operations	$ 0.02	$ 0.07
Discontinued operations		0.01
Net loss	$ 0.02	$ 0.08
Weighted average number of shares outstanding	28,926,925	22,388,122
COMPREHENSIVE LOSS
Net loss	$ 657	$ 1,788
Translation adjustment	(4)	(114)
Comprehensive loss	653	1,674
Less: Comprehensive loss attributable to non controlling interests		123
COMPREHENSIVE LOSS ATTRUBUTABLE TO ICTS INTERNATIONAL N.V.	$ 653	$ 1,551